Related party balances and transactions	12 Months Ended
Dec. 31, 2021
Related party balances and transactions [abstract]
Related party balances and transactions
35	Related party balances and transactions

The related parties of the Group that had transactions with the Group are as follows:

Names of related parties	Nature of relationship

Huaneng Group	Ultimate parent company
HIPDC	Parent company
Huaneng Group Fuel Company and its subsidiaries	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Clean Energy Research Institute	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Changjiang Environmental Protection Technology Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Hanfeng Power	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Shanxi Lu’an Group Zuoquan Wulihou Coal Industry Co., Ltd.	An associate of the Company
Chongqing Luoyu Environmental Protection Technology Co., Ltd.	An associate of the Company
Suzhou Sugao Renewables Service Co. Ltd.	An associate of the Company
Shanghai Time Shipping	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Yantai Gangneng Bulk Cargo Terminal Co., Ltd.	A joint venture of the Company
Shandong Luyi Power International Limited Company	A joint venture of the Company
Huaneng (Zhangzhou, Fujian) Energy Co., Ltd.	A joint venture of the Company
Jining Huayuan Thermal Power Co., Ltd.	A joint venture of the Company
Huaneng Renewables Corporation Limited	Subsidiaries of Huaneng Group
Huaneng Nuclear Power Development Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Huaneng Real Estate Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
North United Power Corporation and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Inner Mongolia Eastern Energy Co., Ltd and its subsidiaries	Subsidiaries of Huaneng Group
Sichuan Energy Development and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Shanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Ningxia Energy Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
China Hua Neng Group Hong Kong Limited and its subsidiaries	Subsidiaries of Huaneng Group

35Related party balances and transactions (continued)

The related parties of the Group that had transactions with the Group are as follows:(continued)

Names of related parties	Nature of relationship

Xi’an Thermal Power Research Institute Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Hong Kong Asset Management	Subsidiaries of Huaneng Group
Huaneng Integrated Industry Co., Ltd and its subsidiaries	Subsidiaries of Huaneng Group
Tianjin Huaneng Yangliuqing Thermal Power Industrial Co., Ltd and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gongrong No.1 (Tianjin) Equity Investment Fund Partnership (Limited Partnership) and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Tendering Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Caofeidian Port Co., Ltd	A subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center	A subsidiary of Huaneng Group
Huaneng Overseas Enterprise Management Limited	A subsidiary of Huaneng Group
Huaneng (Dalian) Energy And Heat Co., Ltd	A subsidiary of Huaneng Group
Huaneng Nuclear Technology Research Institute Co., Ltd	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with 30% equity interests
Other government-related enterprises**	Related parties of the Company
*	Transactions with subsidiaries of Huaneng Group which also are associates of the Group are presented as transactions with subsidiaries of Huaneng Group for Note 35(a) and 35(b).
**

Huaneng Group is a state-owned enterprise. In accordance with the revised IAS 24 Related Party Disclosures, government-related enterprises, other than entities under Huaneng Group, which the PRC government has control, joint control or significant influence over, are also considered as related parties of the Group (“other government-related enterprises”).

The majority of the business activities of the Group are conducted with other government-related enterprises. For the purpose of the disclosure of the related party balances and transactions, the Group has established procedures to determine, to the extent possible, the identification of the ownership structure of its customers and suppliers as to whether they are government-related enterprises. However, many government-related enterprises have a multi-layered corporate structure and the ownership structures change over time as a result of transfers and privatization programs. Nevertheless, management believes that all material related party balances and transactions with other government-related enterprises have been adequately disclosed.

In addition to the related party information shown elsewhere in these financial statements, the following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and their related parties during the year and significant balances arising from related party transactions as at the year end.

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, and are based on normal commercial terms or better and with reference to the prevailing local market conditions.

35Related party balances and transactions (continued)

(a)	Related party balances
(i)	Cash deposits in related parties

	As at 31 December
	2021	2020
Deposits in Huaneng Finance - Savings deposits	13,372,802	8,067,854

For the year ended 31 December 2021, the annual interest rates for these savings deposits ranged from 0.35% to 1.49% (2020: from 0.35% to 1.49%).

(ii)	As described in Notes 23 and 29, certain loans of the Group were borrowed from Huaneng Group, Huaneng Finance, Tiancheng Financial Leasing and Hong Kong Asset Management.

(iii)	Except for those disclosed in Notes 23 and 29, the majority of the balances with Huaneng Group, HIPDC, subsidiaries of Huaneng Group, associates, joint ventures and other related parties are unsecured and repayable within one year. As at and for the years ended 31 December 2021 and 2020, no provision was made on receivable balances from these parties.

Accounts receivable, other receivables and assets, property, plant and equipment and other non-current assets comprise the following balances due from related parties:

	As at 31 December
	2021	2020
Due from Huaneng Group	53,838	36,683
Due from HIPDC	301	—
Due from associates	97,796	—
Due from joint ventures	301,181	390,324
Due from subsidiaries of Huaneng Group	916,107	156,422
Due from Huangtai #8 Power Plant*	896,118	775,109

Total	2,265,341	1,358,538
*	Please refer to Note 15 for details of the provision of Huangtai #8 Power Plant.
(iv)	Accounts payable and other liabilities, lease liabilities and other non-current liabilities comprise the following balances due to related parties:

	As at 31 December
	2021	2020
Due to Huaneng Group	99,824	382,571
Due to HIPDC	14,096	13,788
Due to associates	3,616	—
Due to joint ventures	144,887	150,357
Due to subsidiaries of Huaneng Group	18,693,797	9,730,905

Total	18,956,220	10,277,621

35	Related party balances and transactions (continued)
(a)	Related party balances (continued)
(v)	As at 31 December 2021, included in long-term loans (including current portion) and short-term loans are loans payable to other government-related enterprises amounting to RMB 224.9 billion (2020: RMB196.9 billion).

The balances with government-related enterprises also included substantially all the accounts receivable due from domestic power plants of government-related power grid companies, the bank deposits placed with government-related financial institutions as well as accounts payable and other payables arising from the purchases of coal and property, plant and equipment construction and related labor service provided by other government-related enterprises. Except for bank deposits, these balances are unsecured and the majority of the balances are receivable/repayable within one year.

(b)	Related party transactions
(i)	Procurement of goods and receiving services

	For the year ended 31 December
	2021	2020	2019

Huaneng Group
Other purchases	499	415	570

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	78,459,308	35,412,425	32,623,831
Technical services and engineering contracting services	2,206,084	1,445,088	1,776,442
Purchase of equipment	571,014	378,382	52,802
Purchase of heat	56,677	45,520	61,080
Other purchases	42,991	51,240	46,627

Joint ventures of the Group
Purchase of coal and transportation services	624,477	522,570	835,462
Entrusting other parties for power generation	—	23,611	—

Associates of the Group
Purchase of equipment	—	27,241	38,387
Purchase of coal and transportation services	18,040	204,419	181,479
Other purchases	—	—	529

35Related party balances and transactions (continued)

(b)	Related party transactions (continued)
(ii)	Sales of goods and providing services

	For the year ended 31 December
	2021	2020	2019

Huaneng Group
Services provided	107,726	77,462	31,756

HIPDC
Services provided	529	370	124

Subsidiaries of Huaneng Group
Service provided	249,702	134,111	68,052
Sales of heat	56,122	—	—
Other sales	4,380	48,574	2,922
Sales of coal	104,017	—	—

Joint ventures of the Group
Service provided	97,265	82,229	52,602
Other sales	16,220	8,404	25,102

Associates of the Group
Other sales	33,919	—	—

35Related party balances and transactions (continued)

(b)	Related party transactions (continued)
(iii)	Other related party transactions

	For the year ended 31 December
	2021	2020	2019

(1) Rental charge paid

HIPDC	56,477	104,696	104,929
Subsidiaries of Huaneng Group	171,347	218,463	93,203
Huaneng Group	—	57	—

(2) Rental income received

A joint venture of the Group	6,612	8,659	7,448
Subsidiaries of Huaneng Group	4,938	1,978	2,400
Huangtai #8 Power Plant	17,594	19,689	21,253

(3) Net loans received from/(repaid to)

Subsidiaries of Huaneng Group	940,550	2,789,776	(11,369)
Huaneng Group	3,166,000	—	—
A joint venture of the Group	—	—	150,000

(4) Interest expense on loans
Huaneng Group	68,135	30,306	30,224
A joint venture of the Group	5,402	6,591	4,374
Subsidiaries of Huaneng Group	549,502	552,565	515,532

(5) Interest income on loans

Joint ventures of the Group	5,091	4,339	3,747

(6) Provide entrusted loans

A joint venture of the Group	75,000	224,000	—

(7) Recover the entrusted loans

A joint venture of the Group	304,000	—	—

35	Related party balances and transactions (continued)
(b)	Related party transactions (continued)
(iii)	Other related party transactions (continued)

	For the year ended 31 December
	2021	2020	2019

(8) Capital injection from a subsidiary of Huaneng Group

A subsidiary of Huaneng Group	218,046	278,073	227,569

(9) Capital injection to

Subsidiaries of Huaneng Group	454,117	94,500	94,770
Associates of the Group	316,606	185,261	43,427
Joint ventures of the Group	81,600	317,116	175,000

(10) Entrusted management fee

Huaneng Group	14,800	14,370	12,340

(11) Trusteeship management income

Huaneng Group	5,226	4,822	4,821
Huangtai #8 Power Plant	1,962	3,240	—

(12) Net proceeds received from an investee with significant influence

Huangtai #8 Power Plant	(240,271)	9,822	41,328

(13) Profit compensation received

Huaneng Group	—	457,727	550,832

(14) Acquisition consideration

Subsidiaries of Huaneng Group	—	237,228	—

(15) Disposal consideration

Subsidiaries of Huaneng Group	—	—	1,050

35	Related party balances and transactions (continued)
(b)	Related party transactions (continued)
(iii)	Other related party transactions (continued)

Transactions with government-related enterprises

For the years ended 31 December 2021 and 2020, apart from overseas segment, the Group sold substantially all its products to local government-related power grid companies. Please refer to Note 5 for details of sales information to major power grid companies.

For the years ended 31 December 2021 and 2020, other collectively-significant transactions with government-related enterprises also included a large portion of domestic fuel purchases, property, plant and equipment construction and related labor employed.

(c)	Balance of Guarantees

	As at 31 December
	2021	2020

(i) Long-term loans guaranteed by
- Huaneng Group	43,555	1,407,338
(ii) Short-term loans guaranteed by
- Joint ventures of the Group	148,256	—

(d)	Pre-tax benefits and social insurance of key management personnel

	For the year ended 31 December
	2021	2020	2019

Salaries	9,333	9,373	6,881
Pension	1,616	1,329	1,262

Total	10,949	10,702	8,143

(e)	Related party commitments

Related party commitments which were contracted but not recognized in the consolidated statement of financial position as at the end of the reporting period are as follows:

(i)	Capital commitments

	As at 31 December
	2021	2020
Subsidiaries of Huaneng Group	1,044,526	1,947,988

35	Related party balances and transactions (continued)
(e)	Related party commitments (continued)
(ii)	Fuel purchase and transportation commitments

	As at 31 December
	2021	2020
Subsidiaries of Huaneng Group	5,149,896	1,519,364
A joint venture of the Group	16,921	131,810

(f)	Applicability of the Listing Rules relating to connected transactions

The related party transactions with HIPDC, Huaneng Group and its subsidiaries in respect of the purchase of coal and transportation services, equipment, technical services and engineering contracting services, leasing rental and interest expenses incurred by the Group as disclosed in Note 35(b) constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules. The disclosures required by Chapter 14A of the Listing Rules are provided in the section “Connected transactions” of the Directors’ Report of the Group for the year ended 31 December 2021.